Schedule of Long-Term Debt (Details) (Parenthetical) - USD ($) $ in Thousands				1 Months Ended	12 Months Ended
	Dec. 20, 2021	Dec. 20, 2021	Jul. 08, 2020	Jul. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Jul. 09, 2021
Debt Instrument [Line Items]
Assets held-for-sale, not part of disposal group, current						$ 8,509
Long-Term Debt, Gross					65,750	77,780
Total long-term debt outstanding					65,750
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin	3.15%	3.15%
Fourth one [Member]
Debt Instrument [Line Items]
Down payment		$ 7,320			6,616
Long-Term Debt, Gross	$ 7,320	$ 7,320
Northsea Alpha and Northsea Beta [Member]
Debt Instrument [Line Items]
Assets held-for-sale, not part of disposal group, current						5,780
Pyxis Malou Vessel [Member] | Fourth one [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year		2026-12
Long-Term Debt, Gross					6,616	7,320
Quarterly installments payable twenty installments		$ 176
Long-term debt first periodic payment		2023-03
Long term debt balloon payment	$ 3,800	$ 3,800
Pyxis Lamda Vessel [Member] | Eleventh one [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year	2026-12
Down payment	$ 21,680				19,884
Long-Term Debt, Gross					19,884	21,680
Quarterly installments payable twenty installments	449
Long-term debt first periodic payment		2023-03
Long term debt balloon payment	$ 12,700	$ 12,700
Pyxis Epsilon Vessel [Member] | Eighth one [Member]
Debt Instrument [Line Items]
Long-Term Debt, Gross					14,900	$ 16,100
Total long-term debt					14,900
Pyxis Epsilon Vessel [Member] | Tenth one [Member]
Debt Instrument [Line Items]
Total long-term debt					11,800
Vessel acquisition date					300
New Secured Loan - Secondone, and Thirdone [Member]
Debt Instrument [Line Items]
Long term debt balloon payment year						Each of Secondone’s and Thirdone’s outstanding loan balance at December 31, 2021, amounting to $2,890
Debt instrument carrying amount per facility						$ 2,890
Quarterly installments payable						100
Quarterly installments payable in the aggregate, per facility						500
Long-term debt balloon payment, per facility						$ 2,390
Long term debt balloon payment year						2023-02
Secured Loan Fourthone Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits					1,500
Reduced minimum cash deposits					$ 1,000
Maximum required leverage ratio					75.00%
Debt to market value of adjusted assets ratio actual					36.90%
Assets ratio threshold					38.10%
Minimum security collateral cover required					125.00%
Secured Loan Fourthone Corp [Member] | Pyxis Malou [Member]
Debt Instrument [Line Items]
Reduced minimum cash deposits					$ 500
Secured Loan Fourthone Corp [Member] | Pyxis Lamda [Member]
Debt Instrument [Line Items]
Reduced minimum cash deposits					500
Secured Loan - Seventhone Corp. [Member]
Debt Instrument [Line Items]
Long term debt balloon payment			$ 9,250
Minimum cash deposits					$ 500
Maximum required leverage ratio					75.00%	75.00%
Debt to market value of adjusted assets ratio actual					36.90%
Assets ratio threshold					38.10%
Minimum security collateral cover required					125.00%
Total long-term debt			15,250
Total long-term debt outstanding					$ 12,550
Quarterly installments payable (15 installments)			$ 300
Secured Loan - Seventhone Corp. [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin			3.35%
Previous Secured Loan - Seventhone Corp [Member]
Debt Instrument [Line Items]
Total long-term debt			$ 11,293
Secured Loan Eighth one Corp [Member]
Debt Instrument [Line Items]
Long term debt balloon payment					$ 11,000
Interest rate margin					3.35%
Vessel acquisition date					$ 300
Secured Loan Eightth one Corp [Member]
Debt Instrument [Line Items]
Minimum cash deposits						$ 500
Secured Loan Tenthone Corp [Member]
Debt Instrument [Line Items]
Down payment				$ 13,500
Minimum cash deposits					$ 250
Maximum required leverage ratio					120.00%
Loan amount							$ 13,500
Secured Loan Tenthone Corp [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Interest rate margin					4.80%
New Secured Loan Tenthone [Member]
Debt Instrument [Line Items]
Long-term debt balloon payment, per facility					$ 4,900